EARN-OUT OBLIGATION (Details 1) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Feb. 26, 2011	Jun. 30, 2011	Dec. 31, 2010
Volatility	57.00%	71.00%	46.00%
Cost of equity	24.50%	22.00%	16.75%
Current stock price	$ 21.97	$ 29.19	$ 25.87
Dividend yield	0.00%	0.00%	0.00%